Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Use of Estimates, Policy
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Principles of Consolidation, Policy	The accompanying consolidated financial statements of Cleco include the accounts of Cleco and its majority-owned subsidiaries after elimination of intercompany accounts and transactions.
Goodwill, Policy
Goodwill is the excess of the purchase price (consideration transferred and liabilities assumed) over the estimated fair value of net assets of the acquired business and is not subject to amortization. Goodwill will be assessed annually or more often if an event occurs or circumstances change that would indicate the carrying amount may be impaired. If the fair value of Cleco is less than the carrying value, a full valuation of Cleco’s assets and liabilities, conducted as though Cleco were a newly acquired business, would occur.
Management has assigned goodwill to Cleco’s reportable segment, Cleco Power.

Intangible Assets, Policy
Intangible assets include Cleco Katrina/Rita’s right to bill and collect storm recovery charges, fair value adjustments for long-term wholesale power supply agreements, and a fair value adjustment for the valuation of the Cleco trade name. The intangible assets are being amortized over their estimated useful lives in a manner that best reflects the economic benefits derived from such assets. Impairment will be tested if there are events or circumstances that indicate that an impairment analysis should be performed. If such an event or circumstance occurs, intangible impairment testing will be performed prior to goodwill impairment testing. Impairment is calculated as the excess of the asset’s carrying amount over its fair value.
As a result of the Merger, fair value adjustments were recorded on Cleco’s Consolidated Balance Sheet for the valuation of the Cleco trade name and long-term wholesale power supply agreements. At the end of their life, these intangible assets will have no residual value. The trade name intangible asset is being amortized over its estimated economic useful life of 20 years.
This intangible asset is expected to have a life of 12 years, but may have a life of up to 15 years depending on the time period required to collect the required amount from Cleco Power’s customers. The intangible asset’s expected amortization expense is based on the estimated collections from Cleco Power’s customers. At the end of its life, the asset will have no residual value.
The intangible assets related to the power supply agreements are being amortized over the remaining life of each applicable contract ranging between 2 years and 19 years.

Statements of Cash Flows, Policy
Cleco and Cleco Power’s Consolidated Statements of Cash Flows are prepared using the indirect method. This method requires adjusting net income to remove the effects of all deferrals and accruals of operating cash receipts and payments and to remove items whose cash effects are related to investing and financing cash flows. Derivatives meeting the definition of an accounting hedge are classified in the same category as the item being hedged.

Regulation, Policy
Cleco Power is subject to regulation by FERC and the LPSC. Cleco Power complies with the accounting policies and practices prescribed by its regulatory commissions. Cleco Power’s retail rates are regulated by the LPSC and its tariffs for transmission services are regulated by FERC. Rates for wholesale power sales are based on market-based rates, pending FERC review of Cleco Power’s generation market power analysis. Cleco Power capitalizes or defers certain costs for recovery from customers and recognizes a liability for amounts expected to be returned to customers based on regulatory approval and management’s ongoing assessment that it is probable these items will be recovered through the ratemaking process. Regulatory assets and liabilities are amortized consistent with the treatment of the related cost in the ratemaking process. Pursuant to this regulatory approval, Cleco has recorded regulatory assets and liabilities.
Any future plan adopted by the LPSC for purposes of transitioning utilities from LPSC regulation to retail competition may affect the regulatory assets and liabilities recorded by Cleco if the criteria for the application of the authoritative guidelines for industry regulated operations cannot continue to be met. At this time, Cleco cannot predict whether any legislation or regulation affecting Cleco will be enacted or adopted and, if enacted, what form such legislation or regulation may take.
Cleco capitalizes or defers certain costs for recovery from customers and recognizes a liability for amounts expected to be returned to customers based on regulatory approval and management’s ongoing assessment that it is probable these items will be recovered or refunded through the ratemaking process.
Under the current regulatory environment, Cleco believes these regulatory assets will be fully recoverable; however, if in the future, as a result of regulatory changes or competition, Cleco’s ability to recover these regulatory assets would no longer be probable, then to the extent that such regulatory assets were determined not to be recoverable, Cleco would be required to write-down such assets. In addition, potential deregulation of the industry or possible future changes in the method of rate regulation of Cleco could require discontinuance of the application of the authoritative guidance of regulated operations.

Asset Retirement Obligation, Policy
Cleco Power recognizes an ARO when there is a legal obligation under existing or enacted law, statute, written or oral contract, or by legal construction under the doctrine of promissory estoppel to incur costs to remove an asset when the asset is retired. These guidelines also require an ARO which is conditional on a future event to be recorded even if the event has not yet occurred.
Cleco Power recognizes AROs at the present value of the projected liability in the period in which it is incurred, if a reasonable estimate of fair value can be made. The liability is then accreted to its present value each accounting period. Cleco Power defers this accretion as a regulatory asset based on its determination that these costs can be collected from customers. Concurrent with the recognition of the liability, these costs are capitalized to the related property, plant, and equipment asset. These capitalized costs are depreciated over the same period as the related property asset. Cleco Power also defers the current depreciation of the asset retirement cost as a regulatory asset.
In April 2015, the EPA published the final rule in the Federal Register for regulating the disposal and management of CCRs from coal-fired power plants under Subtitle D of the Resource Conservation and Recovery Act. The Subtitle D option will regulate CCRs in a manner similar to industrial solid waste. The final rule does not require expensive synthetic lining of existing impoundments. At December 31, 2015, based on management’s best estimate of the retirement costs related to this ruling, Cleco Power recorded a $1.0 million increase to its ARO for the retirement of certain ash disposal facilities. All costs of the CCR rule are expected to be recovered from customers in future rates. The actual asset retirement costs related to the CCR rule requirements may vary substantially from the estimates used to record the increased obligation due to the uncertainty about the compliance strategies that will be used and the preliminary nature of available data used to estimate costs. Cleco Power will continue to gather additional data in future periods and will make decisions about compliance strategies and the timing of closure activities. As this additional information becomes available, Cleco Power will update the ARO balance for these changes in estimates. At December 31, 2016, management’s analysis confirmed that no additional adjustments were needed to update Cleco Power’s ARO balance.

Property, Plant, and Equipment, Policy
Property, plant, and equipment consists primarily of regulated utility generation and energy transmission and distribution assets. Regulated assets, utilized primarily for retail operations and electric transmission and distribution, are stated at the cost of construction, which includes certain materials, labor, payroll taxes and benefits, administrative and general costs, and the estimated cost of funds used during construction. Jointly owned assets are reflected in property, plant, and equipment at Cleco Power’s share of the cost to construct or purchase the assets.
Cleco’s cost of improvements to property, plant, and equipment is capitalized. Costs associated with repairs and major maintenance projects are expensed as incurred. Cleco capitalizes the cost to purchase or develop software for internal use.
Upon retirement or disposition, the cost of Cleco Power’s depreciable plant and the cost of removal, net of salvage value, are charged to accumulated depreciation. For Cleco’s other depreciable assets, upon disposition or retirement, the difference between the net book value of the property and any proceeds received for the property is recorded as a gain or loss on asset disposition on Cleco’s Consolidated Statements of Income. Any cost incurred to remove the asset is charged to expense.

Deferred Project Costs, Policy	Cleco Power defers costs related to the initial stage of a construction project during which time the feasibility of the construction of property, plant, and equipment is being investigated.
Inventories, Policy
Both fuel inventory and materials and supplies are stated at average cost and are issued from stock using the average cost of existing stock. Materials and supplies are recorded when purchased and subsequently charged to expense or capitalized to property, plant, and equipment when installed.

Accounts Receivable, Policy
Accounts receivable are recorded at the invoiced amount and do not bear interest. It is the policy of management to review the outstanding accounts receivable monthly, as well as the bad debt write-offs experienced in the past, and establish an allowance for doubtful accounts. Account balances are charged off against the allowance when management determines it is probable the receivable will not be recovered.

Financing Receivables, Policy
Each subsidiary leases its respective transmission assets to a single counterparty. Both counterparties are considered credit worthy and are expected to pay their obligations when due, thus, no allowance for credit loss has been recognized. Management bases this assessment on the following common factors of each counterparty:

•	both counterparties use the respective transmission facilities to move electricity from its power plants to the regional transmission grid,

•	neither counterparty has another avenue to move electricity from its respective power plants to the regional transmission grid,

•	the stream of payments was approved by FERC through respective rate orders, and

•
both counterparties serve retail and wholesale customers in their respective service territories under LPSC oversight that allows recovery of prudent costs, of which, the stream of payments under the direct financing leases appear to be prudent.

Management monitors both entities for indication of adverse actions by their respective public service commissions and market conditions which would indicate an inability to pay their obligations under the direct financing leases when due.

Reserves, Policy
Cleco maintains property insurance on generating stations, buildings and contents, and substations. Cleco is self-insured for any damage to transmission and distribution lines. To mitigate the exposure to potential financial loss for damage to lines, Cleco maintains an LPSC-approved funded storm reserve.
Cleco Power also maintains liability and workers’ compensation insurance to mitigate financial losses due to injuries and damages to the property of others. Cleco’s insurance covers claims that exceed certain self-insured limits. For claims that do not meet the limits to be covered by insurance, Cleco Power maintains reserves.
Additionally, Cleco maintains directors and officers insurance to protect managers from claims which may arise from their decisions and actions taken within the scope of their regular duties.

Cash Equivalents, Policy	Cleco considers highly liquid, marketable securities, and other similar instruments with original maturity dates of three months or less to be cash equivalents.
Restricted Cash, Policy
Cleco Katrina/Rita has the right to bill and collect storm restoration costs from Cleco Power’s customers. As cash is collected, it is restricted for payment of administration fees, interest, and principal on storm recovery bonds.
Various agreements to which Cleco is subject contain covenants that restrict its use of cash. As certain provisions under these agreements are met, cash is transferred out of related escrow accounts and becomes available for its intended purposes and/or general company purposes.

Equity Investments, Policy
Cleco and Cleco Power account for investments in unconsolidated affiliated companies using the equity method of accounting. The amounts reported on Cleco and Cleco Power’s Consolidated Balance Sheets represent assets contributed by Cleco or Cleco Power, plus their share of the net income of the affiliate, less any distributions of earnings (dividends) received from the affiliate. The revenues and expenses (excluding income taxes) of these affiliates are netted and reported on one line item as equity income from investees on Cleco and Cleco Power’s Consolidated Statements of Income.
Cleco evaluates for impairments of equity method investments at each balance sheet date to determine if events and circumstances have occurred that indicate a possible other-than-temporary decline in the fair value of the investment and the possible inability to recover the carrying value through operations. Cleco uses estimates of the future cash flows from the investee and observable market transactions in order to calculate fair value and recoverability. An impairment is recognized when an other-than-temporary decline in market value occurs and recovery of the carrying value is not probable.
Cleco and Cleco Power apply the equity method of accounting to report the investment in Oxbow in the consolidated financial statements. Under the equity method, the assets and liabilities of this entity are reported as Equity investment in investee on Cleco and Cleco Power’s Consolidated Balance Sheets. The revenue and expenses (excluding income taxes) of this entity are netted and reported as equity income or loss from investees on Cleco and Cleco Power’s Consolidated Statements of Income

Regulatory Income Taxes, Policy
Cleco accounts for income taxes under the asset and liability method. Cleco provides for federal and state income taxes currently payable, as well as for those deferred due to timing differences between reporting income and expenses for financial statement purposes versus tax purposes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted income tax rates expected to be applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets and liabilities are classified as non-current on Cleco and Cleco Power’s Consolidated Balance Sheets. Cleco’s income tax expense and related regulatory assets and liabilities could be affected by changes in its assumptions and estimates and by ultimate resolution of assumptions and estimates with taxing authorities. Cleco files a federal income tax return for all wholly owned subsidiaries. Cleco Power computes its federal and state income taxes as if it were a stand-alone taxpayer. The LPSC generally requires Cleco Power to flow the effects of state income taxes to customers immediately. The LPSC specifically requires that the state tax benefits associated with the deductions related to certain storm damages be normalized.
The regulatory asset recorded for deferred income taxes represents the effect of tax benefits or detriments that must be flowed through to customers as they are received or paid. The amounts deferred are attributable to differences between book and tax recovery periods.

Income Taxes, Policy
The gross investment amortization expense of the NMTC Fund will be recognized over a over a ten-year period, with two years remaining under the new amendment, using the cost method. The grants received under Section 1603, which allow certain projects to receive a federal grant in lieu of tax credits, and other cash reduce the basis of the investment. Periodic amortization of the investment and the deferred taxes generated by the basis reduction temporary difference are included as components of income tax expense.
Investment tax credits, which were deferred for financial statement purposes, are amortized as a reduction to income tax expense over the estimated service lives of the properties that gave rise to the credits.
Cleco and the NMTC Fund have elected to receive cash grants under the ARRA for investments in various projects. Cleco has elected to reduce the carrying value of the qualifying assets as cash grants are received, which will reduce the amount of depreciation expense recognized after the underlying assets are placed in service. Certain cash grants also reduce the tax basis of the underlying assets. Grants received via the NMTC Fund reduce the carrying value of the investment for GAAP, but do not reduce the income tax basis of the investment.
Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.
Cleco classifies income tax penalties as a component of other expenses.
Cleco classifies all interest related to uncertain tax positions as a component of interest payable and interest expense.

Debt Issuance Costs, Premiums, and Discounts, Policy
Issuance costs, premiums, and discounts applicable to debt securities are amortized to interest expense ratably over the lives of the related issuances. Expenses and call premiums related to refinanced Cleco Power debt are deferred and amortized over the life of the new issuance. Debt issuance costs, premiums, and discounts are presented as a direct deduction from the carrying value of the related debt liability.

Revenue and Fuel Costs, Policy
Utility Revenue
Revenue from sales of electricity is recognized when the service is provided. The costs of fuel and purchased power used for retail customers currently are recovered from customers through the FAC. These costs are subject to audit and final determination by regulators. Excise taxes and pass-through fees collected on the sale of electricity are not recorded in utility revenue.

Unbilled Revenue
Cleco Power accrues estimated revenue monthly for energy used by customers but not yet billed. The monthly estimated unbilled revenue amounts are recorded as unbilled revenue and a receivable. During the third quarter of 2014, Cleco Power began using actual customer energy consumption data available from AMI to calculate unbilled revenues.

Other Operations Revenue
Other operations revenue is recognized at the time products or services are provided to and accepted by customers, and collectability is reasonably assured.

Sales/Excise Taxes
Cleco Power collects a sales and use tax on the sale of electricity that subsequently is remitted to the state in accordance with state law. These amounts are not recorded as income or expense on Cleco’s Consolidated Statements of Income but are reflected at gross amounts on Cleco’s Consolidated Balance Sheets as a receivable until the tax is collected and as a payable until the liability is paid. Cleco currently does not have any excise taxes reflected on its income statement.

Franchise Fees
Cleco Power collects a consumer fee for one of its franchise agreements. This fee is not recorded on Cleco’s Consolidated Statements of Income as revenue and expense, but is reflected at gross amounts on Cleco’s Consolidated Balance Sheets as a receivable until it is collected and as a payable until the liability is paid.

Allowance for Funds Used During Construction (AFUDC), Policy
The capitalization of AFUDC by Cleco Power is a utility accounting practice prescribed by FERC and the LPSC. AFUDC represents the estimated debt and equity costs of capital funds that are necessary to finance construction of new and existing facilities. While cash is not realized currently from such allowance, AFUDC increases the revenue requirement over the same life of the plant through a higher rate base and higher depreciation. Under regulatory practices, a return on and recovery of AFUDC is permitted in setting rates charged for utility services.

Fair Value Measurement, Policy
Various accounting pronouncements require certain assets and liabilities to be measured at their fair values. Some assets and liabilities are required to be measured at their fair value each reporting period, while others are required to be measured only one time, generally the date of acquisition or debt issuance. Cleco and Cleco Power disclose the fair value of certain assets and liabilities by one of three levels when required for recognition purposes.
Cleco utilizes different valuation techniques for fair value calculations. In order to measure the fair value for Level 1 assets and liabilities, Cleco obtains the closing price from published indices in active markets for the various instruments and multiplies this price by the appropriate number of instruments held. Level 2 fair values are determined by obtaining the closing price of similar assets and liabilities from published indices in active markets and then discounting the price to the current period using a U.S. Treasury published interest rate as a proxy for a risk-free rate of return. Cleco has consistently applied the Level 2 fair value technique from fiscal period to fiscal period. Level 3 fair values occur in situations in which there is little, if any, market activity for the asset or liability at the measurement date and therefore RTO auction prices are used.

Risk Management, Policy
Cleco Power purchases the majority of its FTRs in annual auctions facilitated by MISO during the second quarter of each year and may also purchase additional FTRs in monthly auctions facilitated by MISO. FTRs are derivative instruments which represent economic hedges of future congestion charges that will be incurred in serving Cleco Power’s customer load. FTRs are not designated as hedging instruments for accounting purposes. Cleco Power initially records FTRs at their estimated fair value and subsequently adjusts the carrying value to their estimated fair value at the end of each accounting period based on the most recent MISO FTR auction prices. Unrealized gains or losses on FTRs held by Cleco Power are included in Accumulated deferred fuel on Cleco Power’s Consolidated Balance Sheets. Realized gains or losses on settled FTRs are recorded in Fuel used for electric generation on Cleco Power’s Consolidated Statements of Income.
Cleco and Cleco Power maintain a master netting agreement policy and monitor credit risk exposure through review of counterparty credit quality, aggregate counterparty credit exposure, and aggregate counterparty concentration levels. Cleco manages these risks by establishing appropriate credit and concentration limits on transactions with counterparties and requiring contractual guarantees, cash deposits, or letters of credit from counterparties or their affiliates, as deemed necessary. Cleco Power has agreements in place with various counterparties that authorize the netting of financial buys and sells and contract payments to mitigate credit risk for transactions entered into for risk management purposes.
Cleco may enter into contracts to mitigate the volatility in interest rate risk. These contracts include, but are not limited to, interest rate swaps and treasury rate locks.
Market risk inherent in Cleco’s market risk-sensitive instruments and positions includes potential changes in value arising from changes in interest rates and the commodity market prices of power, FTRs, and natural gas in the industry on different energy exchanges. Cleco’s Energy Market Risk Management Policy authorizes the use of various derivative instruments, including exchange traded futures and option contracts, forward purchase and sales contracts, and swap transactions to reduce exposure to fluctuations in the price of power, FTRs, and natural gas. Cleco evaluates derivatives and hedging activities to determine whether the market risk-sensitive instruments and positions are required to be marked-to-market.
Cleco Power may also enter into risk mitigating positions that would not meet the requirements of a normal-purchase, normal-sale transaction in order to attempt to mitigate the volatility in customer fuel costs. These positions would be marked-to-market with the resulting gain or loss recorded on Cleco and Cleco Power’s Consolidated Balance Sheets as a component of energy risk management assets or liabilities. Such gain or loss would be deferred as a component of deferred fuel assets or liabilities in accordance with regulatory policy. When these positions close, actual gains or losses would be included in the FAC and reflected on customers’ bills as a component of the fuel charge. In June 2015, the LPSC approved a long-term natural gas hedging pilot program that requires Cleco Power to establish a proposal for a program that will be designed to provide gas price stability for a minimum of five years. This proposal is currently scheduled to be submitted to the LPSC in the second half of 2017.

Accounting for MISO Transactions, Policy
Cleco Power participates in MISO’s Energy and Operating Reserve market where sales and purchases are netted hourly. If the hourly activity nets to sales, the result is reported in Electric operations on Cleco and Cleco Power’s Consolidated Statements of Income. If the hourly activity nets to purchases, the result is reported in Power purchased for utility customers on Cleco and Cleco Power’s Consolidated Statements of Income.

Recent Authoritative Guidance, Policy
In May 2014, FASB amended the accounting guidance for revenue recognition. The amended guidance affects entities that enter into contracts for the transfer of non-financial assets unless those contracts are within the scope of other standards. The core principle of this guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Under the new guidance, an entity must identify the performance obligations in a contract and the transaction price, and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require extensive disclosure of sufficient information to allow users to understand the nature, amount, timing, and uncertainty of revenue and cash flow arising from contracts. Additional disclosure requirements include disaggregated revenue, reconciliation of contract balances, the entity’s performance obligations, significant judgments used, costs to obtain or fulfill a contract and the use of practical expedients. The standard will be effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. Cleco does not plan to early adopt the amended guidance. Reporting entities have the option of using either a full retrospective or a modified retrospective approach. Under the full retrospective approach, companies will apply rules to contracts in all reporting periods presented, subject to certain allowable exceptions. Under the modified retrospective approach, companies will apply the rules to all contracts existing as of January 1, 2018, recognizing in beginning retained earnings an adjustment for the cumulative effect of the change and providing additional disclosures comparing results to previous rules. Cleco intends to implement the amended guidance using the modified retrospective approach.
Upon initial evaluation, key changes in the standard that management is assessing for potential areas of impact include accounting for contract modifications, contracts with pricing provisions that may require it to recognize revenue at prices other than the contract price (e.g., straight-line or estimated future market prices), accounting for contributions in aid of construction, and the ability to recognize revenue in situations where collectability is in question. Management will continue to evaluate the impact of this guidance, including additional clarifying amendments issued following the date of initial issuance. The amended guidance could have a material impact on the results of operations, financial condition, or cash flows of the Registrants.
In August 2014, FASB amended the guidance for the presentation and disclosure of uncertainties about an entity’s ability to continue as a going concern. The amended guidance requires management to evaluate whether there is substantial doubt about its ability to continue as a going concern. The guidance provides that management should consider relevant conditions or events that are known or reasonably known on the date the financial statements are issued. If substantial doubt exists, then the principle events giving rise to the substantial doubt and management’s plans to alleviate those doubts should be disclosed. The adoption of this guidance is effective for annual reporting periods ending after December 15, 2016, and for interim periods thereafter. Management’s evaluation of Cleco’s ability to continue as a going concern concluded that substantial doubt does not exist. The adoption of this guidance will not have an impact on the results of operations, financial condition, or cash flows of the Registrants.
In September 2015, FASB amended the business combinations guidance to simplify the accounting for measurement-period adjustments. This guidance eliminates the requirement to retrospectively account for these adjustments. The adoption of this guidance is effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. This amendment should be applied prospectively to adjustments to provisional amounts that occur after the effective date with earlier application permitted. Cleco was subject to this guidance starting January 1, 2016. As a result of the Merger on April 13, 2016, Cleco adopted this guidance and does not expect it to have a material impact on the results of operations, financial condition, or cash flows of the Registrants as a result of provisional merger adjustments in future periods.
In January 2016, FASB amended the guidance for recognition and measurement of financial assets and liabilities. These amendments address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The adoption of this guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those years. Early adoption of certain provisions of this guidance is permitted as of the beginning of the fiscal year of adoption. Entities should apply these amendments by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. The amendments related to equity securities without readily determinable fair value should be applied prospectively to equity investments that exist as of the date of adoption. Management does not expect this guidance to have a significant impact on the results of operations, financial condition, or cash flows of the Registrants.
In February 2016, FASB amended the guidance to account for leases. This guidance is intended to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The adoption of this guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those years. Early adoption is permitted. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The modified retrospective approach includes practical expedients that may be elected by entities. Management will continue to evaluate the impact of this guidance. The amended guidance could have a material impact on the results of operations, financial condition, or cash flows of the Registrants.
In March 2016, FASB amended the derivatives and hedging accounting guidance to address the effect of derivative contract novations on existing hedge accounting relationships. The amended guidance clarifies that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument does not, in and of itself, require dedesignation of the hedging relationship provided that all other hedge accounting criteria continue to be met. The adoption of this guidance is effective for fiscal years beginning after December 15, 2016, including interim periods within those years. Entities have the option to apply these amendments on either a prospective basis or a modified retrospective basis. This guidance will not have an impact on the results of operations, financial condition, or cash flows of the Registrants.
In March 2016, FASB amended the derivatives and hedging accounting guidance related to contingent put and call options in debt instruments. This guidance clarifies the requirements for assessing whether contingent put and call options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. Entities performing the assessment will be required to assess the embedded put and call options solely in accordance with the four-step decision sequence clarified in the amended guidance. The adoption of this guidance is effective for fiscal years beginning after December 15, 2016, including interim periods within those years. Entities should apply these amendments on a modified retrospective basis to existing debt instruments as of the beginning of the fiscal year for which the amendments are effective. Management is evaluating the impact that the adoption of this guidance will have on the results of operations, financial condition, or cash flows of the Registrants.
In March 2016, FASB amended the accounting guidance to simplify the transition to the equity method of accounting. This guidance impacts entities that have an investment that becomes qualified for the equity method of accounting as a result of an increase in the level of ownership interest or degree of influence. This amended guidance eliminates the requirement to retroactively adopt the equity method of accounting. The adoption of this guidance is effective for fiscal years beginning after December 15, 2016, including interim periods within those years. Early adoption is permitted. These amendments should be applied prospectively upon their effective date to increases in the level of ownership interest or degree of influence that results in the adoption of the equity method. Management does not expect this guidance to have any impact on the results of operations, financial condition, or cash flows of the Registrants.
In June 2016, FASB amended the guidance for the measurement of credit losses on financial instruments. The guidance affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The guidance affects loans, debt securities, trade receivables, net investments in leases, off-balance-sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. The adoption of this guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those years. Early adoption is permitted. Management does not expect this guidance to have any impact on the results of operations, financial condition, or cash flows of the Registrants.
In August 2016, FASB amended the guidance for certain cash flow issues with the objective of reducing existing diversity in practice. This guidance affects the cash flow classification related to certain types of transactions including debt, contingent consideration, proceeds from the settlement of insurance claims, and distributions from equity method investees. The adoption of this guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those years. Early adoption is permitted. Management is evaluating the impact that the adoption of this guidance will have on the results of operations, financial condition, or cash flows of the Registrants.
In October 2016, FASB amended the income tax guidance related to intra-entity transfers of assets other than inventory. Current GAAP prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. This new guidance states that an entity should recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. The adoption of this guidance is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within those annual reporting periods. Early adoption is permitted for all entities as of the beginning of an annual reporting period for which financial statements have not been issued or made available for issuance. Management is evaluating the impact that the adoption of this guidance will have on the result of operations, financial condition, or cash flows of the Registrants.
In October 2016, FASB amended the consolidations guidance as it relates to interest held through related parties that are under common control. This amended guidance changes the evaluation of whether a reporting entity is the primary beneficiary of a variable interest entity (VIE) by changing how a reporting entity that is a single decision maker of a VIE treats indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this guidance is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Early adoption is permitted. The adoption of this guidance is not expected to have an effect on the results of operations, financial condition, or cash flows of the Registrants.
In November 2016, FASB amended guidance for certain cash flow issues. The amended guidance requires that a statement of cash flow explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash. Therefore, amounts generally described as restricted cash and cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The adoption of this guidance is effective for fiscal years beginning after December 15, 2016, including interim reporting periods within those fiscal years. Early adoption is permitted. Management is currently evaluating the impact that the adoption of this guidance will have on the results of operations, financial condition, or cash flows of the Registrants.
In January 2017, FASB amended the accounting guidance to simplify the measurement of a goodwill impairment loss. The amended guidance eliminates step two of the goodwill impairment test, which requires a hypothetical purchase price allocation to measure goodwill impairment. Under the new guidance, a goodwill impairment loss will instead be measured at the amount by which a reporting unit’s carrying amount exceeds its fair value. The adoption of this guidance is effective for annual reporting periods beginning after December 15, 2019, including interim periods within those years. Early adoption is permitted. Management is evaluating the impact that the adoption of this guidance will have on the results of operations, financial condition, or cash flows of the Registrants.

Business Combinations, Policy
Most of the carrying values of Cleco’s assets were determined to be stated at fair value at the Merger date, considering that most of these assets are subject to regulation by the LPSC and FERC. A fair value adjustment was made to record the stepped-up basis for the Coughlin assets, since Cleco Power is able to earn a return on and recover these costs from customers. At the date of the Merger, the gross balance of fixed depreciable assets at Cleco was adjusted to be net of accumulated depreciation, as no accumulated depreciation existed on the date of the Merger. Since pushdown accounting was not elected at the Cleco Power level, Cleco Power retained its accumulated depreciation.
Most of the carrying values of Cleco’s assets and liabilities were determined to be stated at fair value at the Merger date, considering that most of these assets are subject to regulation by the LPSC and FERC. Under such regulation, rates charged to customers are established by a regulator to provide for recovery of costs and a fair return on rate base and are generally measured at historical cost. As such, a market participant would not expect to recover any more or less than the carrying value of the assets. Prior to the Merger, the Coughlin step-up value was not recorded on Cleco’s Consolidated Balance Sheet due to the accounting treatment for the transfer of that asset in March 2014. However, the recovery of the step-up value of the Coughlin asset was approved by the LPSC for recovery in base rates, including a return on rate base. On the date of the Merger, the step-up value for the Coughlin asset was recognized on Cleco’s Consolidated Balance Sheet since Cleco Power is able to earn a return on and recover these costs from its customers. The beginning balance of fixed depreciable assets was shown net at the date of the Merger, as no accumulated depreciation existed on the date of the Merger.
The excess of the purchase price over the estimated fair value of assets acquired and the liabilities assumed was $1.49 billion, which was recognized as goodwill by Cleco at the Merger date. The goodwill represents the potential long-term return of Cleco to its member. Management has assigned goodwill to Cleco’s reportable segment, Cleco Power.
A fair value adjustment was recorded on Cleco’s Consolidated Balance Sheet to reflect the valuation of the Cleco trade name. This adjustment is included in Intangible assets on Cleco’s Consolidated Balance Sheet. The valuation of the trade name was estimated by applying the relief-from-royalty method under the income approach. This valuation method is based on the premise that, in lieu of ownership of the asset, a company would be willing to pay a royalty to a third-party for the use of that asset. The owner of the asset is spared this cost, and the value of the asset is estimated by the cost savings. The projected revenue attributed to the trade name was based on projections of the value of Cleco’s wholesale contracts. The trade name is being amortized over 20 years. The amortization of the Cleco trade name is included in Depreciation and amortization on Cleco’s Consolidated Statement of Income.
On the date of the Merger, fair value adjustments were recorded on Cleco’s Consolidated Balance Sheet for the difference between the contract price and the market price of long-term wholesale power supply agreements. These adjustments are classified as Intangible assets on Cleco’s Consolidated Balance Sheet. The valuation of the power supply agreements was estimated using the income approach. The income approach is based upon discounted projected future cash flows associated with the underlying contracts. The intangible assets for the power supply agreements will be amortized over the remaining term of the applicable contract. The amortization of the power supply agreements is included in Electric operations on Cleco’s Consolidated Statement of Income.
The net increase in deferred tax liabilities on Cleco’s Consolidated Balance Sheet represents the differences between the assigned fair values of assets acquired and their related income tax basis, net of a deferred tax asset representing the net operating loss carryforward that will be utilized in future periods. As the underlying asset assigned fair values are amortized, the related deferred tax liabilities will be included in income tax expense. Goodwill is not deductible for income tax purposes; therefore, no deferred income tax assets or liabilities were recognized for goodwill.
Other fair value adjustments were recorded for long-term debt, postretirement benefit remeasurements and deferred losses, and interest rate derivative settlement gains/losses. These fair value adjustments are subject to rate regulation, but do not earn a return. In these instances, a corresponding regulatory asset was established, as the underlying utility asset or liability amounts are recoverable from or refundable to customers at historical cost through the rate setting process. These regulatory assets established to offset fair value adjustments are amortized in amounts and over time frames consistent with the realization or settlement of the fair value adjustments. In November and December 2016, Cleco Power redeemed $60.0 million and $250.0 million in long-term debt, respectively. As a result, the fair value adjustments for the redeemed long-term debt and the related unamortized debt issuance cost of $19.8 million on Cleco’s Consolidated Balance Sheet were derecognized. The offset was to the respective regulatory assets. For more information, see Note 4 — “Regulatory Assets and Liabilities.”
The valuations performed in the second quarter of 2016 to estimate the fair value of assets acquired and liabilities assumed were considered preliminary as a result of the short time period between the closing of the Merger and the end of the second quarter of 2016. During the third quarter of 2016, valuations were performed for the valuation and assessment of the postretirement benefit plans as of April 13, 2016, and the economic useful life of the Cleco trade name. Accounting guidance provides that the allocation of the purchase price may be modified up to one year from the date of the Merger, as more information is obtained about the fair value of assets acquired and liabilities assumed. The preliminary amounts recognized are subject to revision until the valuations are completed and to the extent that additional information is obtained about the facts and circumstances that existed as of the date of the Merger. Except for the effects of the positions related to the Merger reflected on income tax returns, Cleco completed its evaluation and determination of the fair value of certain assets and liabilities acquired as of December 31, 2016. While management believes the positions reflected on the income tax returns are reasonable, the returns have not been audited by the applicable taxing authorities.
At the date of the Merger, the gross balance of the Cleco Katrina/Rita intangible asset for Cleco was adjusted to be net of accumulated amortization, as no accumulated amortization existed on the date of the Merger.

Pushdown Accounting, Policy	Pushdown accounting was applied to Cleco, and accordingly, the Cleco consolidated assets acquired and liabilities assumed were recorded on April 13, 2016, at their fair values
Regulatory Assets and Liabilities, ARO, Policy	Cleco Power has recorded an ARO liability for the retirement of certain ash disposal facilities.
Share-based Compensation, Option, and Incentive Plans, Policy
Cleco did not modify any of the terms of outstanding awards. Cleco recognized stock-based compensation expense for these provisions in accordance with the non-substantive vesting period approach.
Recipients of non-vested stock had full voting rights of a stockholder. At the time restrictions lapsed, the accrued dividend equivalent units were paid to the recipient only to the extent that target shares vested.
In order to vest, the non-vested stock required the satisfaction of a service requirement and a market-based requirement. Recipients of non-vested stock were eligible to receive opportunity instruments if certain market-based measures were exceeded. Cleco also awarded non-vested stock with only a service period requirement to certain employees and directors. These awards required the satisfaction of a predetermined service period in order for the shares to vest.
Prior to the completion of the Merger, Cleco had two stock-based compensation plans: the ESPP and the LTIP. As a result of the completion of the Merger, the ESPP and the LTIP were terminated.
Prior to the completion of the Merger, stock options, restricted stock, also known as non-vested stock, common stock equivalent units, and stock appreciation rights were available to be granted or awarded to certain officers, key employees, or directors of Cleco Corporation and its affiliates under the LTIP. On December 31, 2009, the 2000 LTIP expired and no further grants or awards were made under this plan. During 2015, all restrictions on non-vested shares previously awarded pursuant to the 2000 LTIP had lapsed.
With shareholder approval, the 2010 LTIP became effective January 1, 2010. Under this plan, a maximum of 2,250,000 shares of Cleco Corporation’s common stock was available to be granted or awarded. During 2015, Cleco granted 9,611 shares of stock to directors of Cleco pursuant to the LTIP. All of these shares vested immediately upon award and were issued from shares previously purchased through Cleco’s common stock repurchase program. As stated above, the LTIP plan was terminated upon completion of the Merger.
Prior to October 17, 2014, regular, full-time, and part-time employees of Cleco Corporation and its participating subsidiaries, except officers, general managers, and employees who owned 5% or more of Cleco Corporation’s stock, were eligible to participate in the ESPP. No trust or other fiduciary account was established in connection with the ESPP. Shares of common stock were purchased at a 5% discount of the fair market value as of the last trading day of each calendar quarter. A participant could purchase a maximum of 125 shares per offering period. Dividends received on shares were automatically reinvested as required by the dividend reinvestment plan (DRIP) provisions of the ESPP.
A maximum of 734,000 shares of common stock was available to be purchased under the ESPP, subject to adjustment for changes in the capitalization of Cleco Corporation. The Compensation Committee of Cleco Corporation’s Board of Directors monitored the ESPP. The Compensation Committee and the Board of Directors possessed the authority to amend the ESPP, but shareholder approval was required for any amendment that increased the number of shares covered by the ESPP. As stated above, the ESPP plan was terminated upon completion of the Merger.
The ESPP did not contain optionality features beyond those listed by the authoritative guidance on stock-based compensation. Therefore, Cleco was not required to recognize a fair-value expense related to the ESPP.

Pension and Other Postretirement Plans, Policy
Cleco’s retirees and their dependents may be eligible to receive medical, dental, vision, and life insurance benefits (other benefits). Cleco recognizes the expected cost of these other benefits during the periods in which the benefits are earned.
Certain Cleco officers are covered by SERP. SERP is a non-qualified, non-contributory, defined benefit pension plan. Generally, benefits under the plan reflect an employee’s years of service, age at retirement, and the sum of (a) the highest base salary paid out over the last five calendar years and (b) the average of the three highest cash bonuses paid during the 60 months prior to retirement. SERP benefits are reduced by retirement benefits received from any other defined benefit pension plan, supplemental executive retirement plan, or Cleco contributions under the enhanced 401(k) Plan to the extent such contributions exceed the limits of the 401(k) Plan. Two executive officers’ SERP benefits will be capped as of December 31, 2017, with regard to final compensation; however, adjustments will continue with regard to age and tenure with Cleco. Additionally, these executive officers will have their annual bonuses set at target rather than actual awards for years 2016 and 2017 for the average incentive award portion of their SERP benefit calculation. In 2014, SERP was closed to new participants; however, with regard to current SERP participants, including former employees or their beneficiaries, all terms of SERP will continue, other than as described above. In accordance with the SERP plan document and the Merger Agreement, four executive officers received enhanced benefits, and upon termination of employment, two of these executive officers received accelerated vesting. Management will review current market trends as it evaluates Cleco’s future compensation strategy.
Cleco does not fund the SERP liability, but instead pays for current benefits out of the general funds available. Cleco Power has formed a rabbi trust designated as the beneficiary for life insurance policies issued on SERP participants. Market conditions could have a significant impact on the cash surrender value of the life insurance policies. Proceeds from the life insurance policies are expected to be used to pay the SERP participants’ death benefits, as well as future SERP payments. However, because SERP is a non-qualified plan, the assets of the trust could be used to satisfy general creditors of Cleco Power in the event of insolvency. All SERP benefits are paid out of the general cash available of the respective companies from which the officer retired. Cleco Power is considered the plan sponsor and Support Group is considered the plan administrator.
Cleco’s 401(k) Plan is intended to provide active, eligible employees with voluntary, long-term savings and investment opportunities. The Plan is a defined contribution plan and is subject to the applicable provisions of the Employee Retirement Income Security Act of 1974. In accordance with the Plan, employer contributions can be in the form of cash. Cash contributions are invested in proportion to the participant’s voluntary contribution investment choices. Participation in the Plan is voluntary and active Cleco employees are eligible to participate.
Employees hired before August 1, 2007, are covered by a non-contributory, defined benefit pension plan. Benefits under the plan reflect an employee’s years of service, age at retirement, and highest total average compensation for any consecutive five calendar years during the last ten years of employment with Cleco. Cleco’s policy is to base its contributions to the employee pension plan upon actuarial computations utilizing the projected unit credit method, subject to the IRS’s full funding limitation.

Segment Reporting, Policy	The financial results of Cleco’s segment is presented on an accrual basis.
Consolidation, Variable Interest Entity, Policy	Oxbow is owned 50% by Cleco Power and 50% by SWEPCO. Cleco Power is not the primary beneficiary because it shares the power to control Oxbow’s significant activities with SWEPCO.